Recently Issued Accounting Pronouncements	3 Months Ended
Mar. 31, 2018
Recently Issued Accounting Pronouncements [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

NOTE 3: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In March 2018, the FASB issued ASU 2018-05, Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118. The amendments in this update provide guidance on when to record and disclose provisional amounts for certain income tax effects of the Tax Cuts and Jobs Act ("Tax Reform Act"). The amendments also require any provisional amounts or subsequent adjustments to be included in net income from continuing operations. Additionally, this ASU discusses required disclosures that an entity must make with regard to the Tax Reform Act. This ASU is effective immediately as new information is available to adjust provisional amounts that were previously recorded. The Company has adopted this standard and will continue to evaluate indicators that may give rise to a change in our tax provision as a result of the Tax Reform Act. Refer to Note 11 for additional information on the Tax Reform Act.

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2014-09, Revenue from Contracts with Customers, which replaces most existing revenue recognition guidance in U.S. GAAP and is intended to improve and converge with international standards the financial reporting requirements for revenue from contracts with customers. ASU 2014-09 and its amendments were included primarily in ASC 606. The core principle of ASC 606 is that an entity should recognize revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. ASC 606 also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments. We adopted ASC 606 effective January 1, 2018, using the modified retrospective method. Refer to Note 4.

In July 2017, the FASB issued Accounting Standards Update No. 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities From Equity (Topic 480), Derivatives and Hedging (Topic 815) Part I. Accounting for Certain Financial Instruments With Down Round Features, Part II Replacement of the Indefinite Deferral for Mandatorily Redeemable Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. This update provided guidance that changes the classification analysis of certain equity-linked financial instruments with down-round features. These instruments are no longer accounted for as derivative liabilities at fair value as a result of the existence of a down round feature. The Company early adopted this ASU in 2017 and has applied the guidance in this ASU retrospectively to all prior periods. As a result of adopting this ASU, the Company no longer recognizes a liability related to 16,482,635 warrants, which were only classified as liabilities as a result of having down round features. The debt discount for those warrants has been recalculated to reflect the relative fair value of the warrants and the debt. In addition, the Company determined that the impact to the income/(loss) per share as a result of the down round features was not material. The impact to the financial statements for the three-months ended March 31, 2017 is as follows:

	Three months ended
	March 31,
	2017
	As previously reported	As adjusted
Operating income/(loss)	$123	$123

Other income (expenses):
Interest expense	(484)	(410)
Change in fair value of warrant liability	(20)	(8)
Gain on settlement of debt	866	866
Other income/(expense)	-	-
Total other income/(expense)	362	448
Income/(loss) before income taxes	485	571
Benefit/(provision) from income taxes	(79)	(79)
Net income	406	492
Dividends on preferred stock	(113)	(113)
Net income attributable to common shareholders	$293	$379
Net income per common share - basic	$0.00	$0.01
Net income per common share - diluted	$0.00	$0.00
Weighted average shares outstanding - basic	67,112	67,112
Weighted average shares outstanding - diluted	96,711	96,711

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In May 2017, the FASB issued ASU 2017-09 Compensation—Stock Compensation (Topic 718) Scope of Modification Accounting. This update provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting for Stock Compensation. The Company adopted this standard effective January 1, 2018; there was no impact on our financial statements for any period presented as a result of adoption.

In January 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This update requires an entity to perform a two-step test to determine the amount, if any, of goodwill impairment. In Step 1, an entity compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, the entity performs Step 2 and compares the implied fair value of goodwill with the carrying amount of that goodwill for that reporting unit. An impairment charge equal to the amount by which the carrying amount of goodwill for the reporting unit exceeds the implied fair value of that goodwill is recorded, limited to the amount of goodwill allocated to that reporting unit. To address concerns over the cost and complexity of the two-step goodwill impairment test, the amendments in this ASU removes the second step of the test. An entity will apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit's carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The new guidance does not amend the optional qualitative assessment of goodwill impairment. This guidance is effective for public business entities for fiscal years beginning after December 15, 2019, and for interim periods within those fiscal years, early adoption is permitted. The Company does not expect the adoption of this guidance will have a material impact on our financial statements.

In January 2017, the FASB issued ASU 2017-01 Business Combinations, guidance clarifying the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The guidance provides a screen to determine when an integrated set of assets and activities is not a business, provides a framework to assist entities in evaluating whether both an input and substantive process are present, and narrows the definition of the term output. The Company adopted this standard on a prospective basis effective January 1, 2018.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments, which provides guidance on the classification of certain cash receipts and cash payments in the statement of cash flows, including those related to debt prepayment or debt extinguishment costs, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance, and distributions received from equity method investees. The Company adopted this standard effective January 1, 2018; there was no impact on our financial statements for any period presented as a result of adoption.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments, which provides guidance with respect to measuring credit losses on financial instruments, including trade receivables. This guidance eliminates the probable initial recognition threshold that was previously required prior to recognizing a credit loss on financial instruments. The credit loss estimate can now reflect an entity’s current estimate of all future expected credit losses. Under the previous guidance, an entity only considered past events and current conditions. The guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. We are currently evaluating the impact, if any that the adoption of this guidance will have on our consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, which amended guidance for lease arrangements in order to increase transparency and comparability by providing additional information to users of financial statements regarding an entity's leasing activities. The revised guidance seeks to achieve this objective by requiring reporting entities to recognize lease assets and lease liabilities on the balance sheet for substantially all lease arrangements. The guidance, which is required to be adopted in the first quarter of 2019, will be applied on a modified retrospective basis beginning with the earliest period presented. Early adoption is permitted. We are currently evaluating the impact of adopting this guidance on our consolidated financial statements.